Document and Entity Information	May 01, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 01, 2023
Entity Registrant Name	TURTLE BEACH CORPORATION
Entity Incorporation, State or Country Code	NV
Entity File Number	001-35465
Entity Tax Identification Number	27-2767540
Entity Address, Address Line One	44 South Broadway, 4th Floor
Entity Address, City or Town	White Plains
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10601
City Area Code	888
Local Phone Number	496-8001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001493761
Common Stock, par value $0.001 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	HEAR
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true